Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following table shows the compensation for our PEO and the average compensation for our NEOs other than the PEO, as reported in the SCT and also the applicable CAP amount for each (as described above). The table also provides information with respect to our cumulative total shareholder return (“TSR”), peer group cumulative TSR, net income and our selected performance measure, adjusted EBITDA.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($mil) (7)	Adjusted EBITDA ($mil) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)

2025	$15,311,194	$56,497,011	$3,254,061	$8,970,421	$229.25	$126.41	$345	$792

2024	$18,121,504	$43,139,547	$3,704,112	$7,871,393	$143.88	$108.50	$345	$656

(1)	For the 2025 and 2024 fiscal years, Ms. Scanlon was our PEO.

(2)
CAP is calculated from the PEO’s total compensation reported in the SCT, less the grant date fair value of equity awards reported in the SCT (i.e., PSUs and RSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2025 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2025 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2025	$15,311,194	($7,375,007)	$11,470,575	$35,879,677	$1,210,572	$48,560,824	$56,497,011

(a)	This amount represents the grant date fair value of equity-based awards granted during 2025, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

(3)
For the 2025 fiscal year, the amount in this column is based on the total compensation amounts reported in the SCT for each of the following NEOs: Ms. Schjøtz and Messrs. Robinson, Dadakis, Genovesi and Zhou. For the 2024 fiscal year, the amount in this column is based on the total compensation amounts reported in the SCT for each of the following NEOs: Ms. Schjøtz and Messrs. Robinson, Genovesi and Zhou.

(4)
Average CAP is calculated by averaging the following amounts for each NEO other than the PEO: total compensation reported in the SCT, less the grant date fair value of equity awards reported in the SCT (i.e., PSUs and RSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2025 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2025 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2025	$3,254,061	($1,314,990)	$2,042,721	$4,846,338	$142,291	$7,031,350	$8,970,421

(a)	This amount represents grant date fair value of equity-based awards granted during 2025, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the NEOs other than the PEO do not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

(5)
The amount shown represents the value of an initial fixed $100 investment in shares of our Class A common stock on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.

(6)
Peer group companies include those comprising the S&P 500 Industrials Index. This amount represents the value of an initial fixed $100 investment in the index on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.

(7)	This amount represents GAAP net income (in millions) for the applicable fiscal year.

(8)
Adjusted EBITDA, as set forth in this table, is a
non-GAAP
measure. Refer to the reconciliation and definition in the section titled
“Non-GAAP
Financial Measures” within Part II Item 7 of our Annual Report on Form
10-K
for the year ended December 31, 2025. The reconciliation methodology for determining adjusted EBITDA in our Annual Report is distinct from the methodology for determining adjusted EBITDA under the terms of the AEIP, as described in the “2025 AEIP Awards” section of the CD&A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For the 2025 fiscal year, the amount in this column is based on the total compensation amounts reported in the SCT for each of the following NEOs: Ms. Schjøtz and Messrs. Robinson, Dadakis, Genovesi and Zhou. For the 2024 fiscal year, the amount in this column is based on the total compensation amounts reported in the SCT for each of the following NEOs: Ms. Schjøtz and Messrs. Robinson, Genovesi and Zhou.
Peer Group Issuers, Footnote	Peer group companies include those comprising the S&P 500 Industrials Index. This amount represents the value of an initial fixed $100 investment in the index on April 12, 2024 (our first trading day on the NYSE), assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 15,311,194	$ 18,121,504
PEO Actually Paid Compensation Amount	$ 56,497,011	43,139,547
Adjustment To PEO Compensation, Footnote
(2)
CAP is calculated from the PEO’s total compensation reported in the SCT, less the grant date fair value of equity awards reported in the SCT (i.e., PSUs and RSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2025 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2025 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2025	$15,311,194	($7,375,007)	$11,470,575	$35,879,677	$1,210,572	$48,560,824	$56,497,011

(a)	This amount represents the grant date fair value of equity-based awards granted during 2025, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the PEO does not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

Non-PEO NEO Average Total Compensation Amount	$ 3,254,061	3,704,112
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,970,421	7,871,393
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Average CAP is calculated by averaging the following amounts for each NEO other than the PEO: total compensation reported in the SCT, less the grant date fair value of equity awards reported in the SCT (i.e., PSUs and RSUs), plus the fair value as of the end of the covered fiscal year of all awards granted during the fiscal year that are outstanding and unvested as of the fiscal year-end,
plus the net change in fair value as of the end of the covered fiscal year, whether positive or negative, of any awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year, plus the net change in fair value as of the vesting date, whether positive or negative, of any award granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year. The following table shows the relationship between SCT compensation and CAP:

Year	SCT Total (i)	Deductions from SCT Total (a) (ii)	Year End Fair Value of Equity Awards Granted in 2025 (iii)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Years (iv)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in 2025 (v)	Total Equity Value Included in CAP (b) (vi) = (iii) + (iv) + (v)	CAP (i) + (ii) + (vi)

2025	$3,254,061	($1,314,990)	$2,042,721	$4,846,338	$142,291	$7,031,350	$8,970,421

(a)	This amount represents grant date fair value of equity-based awards granted during 2025, the most recently competed fiscal year.

(b)
Equity value is recalculated in accordance with the SEC rules for determining CAP and added back to the total compensation reported in the SCT after applicable deductions. The equity awards were revalued using the expected probability in accordance with FASB ASC 718 values for the PSUs and the Black-Scholes values for the NSOs and SARs. Because the Company reinvests any dividend equivalents on RSUs and PSUs into additional units and dividend equivalents are not payable on NSOs or SARs, no adjustments were made for purposes of calculating CAP. Likewise, the NEOs other than the PEO do not participate in a pension plan, and no adjustments were made with respect to the value of pension benefits for purposes of calculating CAP.

Compensation Actually Paid vs. Total Shareholder Return	UL Solutions Pay vs TSR as of December 31, 2025
Compensation Actually Paid vs. Net Income	UL Solutions Pay vs GAAP Net Income as of December 31, 2025
Compensation Actually Paid vs. Company Selected Measure	UL Solutions Pay vs Adjusted EBITDA as of December 31, 2025
Total Shareholder Return Vs Peer Group	UL Solutions Pay vs TSR as of December 31, 2025
Tabular List, Table
Most Important Financial Performance Measures
In accordance with SEC rules, the most important financial performance measures used to link CAP to our performance during the 2025 fiscal year are:

•	Adjusted EBITDA

•	Revenue

•	Operating Income
In addition to the performance measures listed above, compensation decisions are made each year taking into account a number of other factors. Short-term and long-term incentive payouts are subject to formalized performance and payout curves (as described in the CD&A), but fixed compensation and target incentive pay levels are set based on individual performance, scope of responsibility, and assessment of pay competitiveness within the market.

Total Shareholder Return Amount	$ 229.25	143.88
Peer Group Total Shareholder Return Amount	126.41	108.5
Net Income (Loss)	$ 345,000,000	$ 345,000,000
Company Selected Measure Amount	792,000,000	656,000,000
PEO Name	Ms. Scanlon
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA, as set forth in this table, is a
non-GAAP
measure. Refer to the reconciliation and definition in the section titled
“Non-GAAP
Financial Measures” within Part II Item 7 of our Annual Report on Form
10-K
	for the year ended December 31, 2025. The reconciliation methodology for determining adjusted EBITDA in our Annual Report is distinct from the methodology for determining adjusted EBITDA under the terms of the AEIP, as described in the “2025 AEIP Awards” section of the CD&A.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,375,007)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,560,824
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,470,575
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,879,677
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,210,572
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,314,990)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,031,350
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,042,721
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,846,338
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 142,291